Expenses	12 Months Ended
Jun. 30, 2019
Expenses [Abstract]
Expenses

Note 3. Expenses

	30 June 2019	30 June 2018	30 June 2017
	AUD$	AUD$	AUD$

Expenses
a) General and Administrative Expenses
Accounting and audit	496,983	555,996	457,676
Bad debts	50,429	77,698	—
Consulting	243,508	46,417	33,976
Depreciation and Amortisation	5,287	5,047	4,922
Employee benefits	1,599,023	1,281,845	1,128,496
Expected credit losses	34,046	—	—
Insurance	307,757	277,888	150,502
Investor relations	128,415	135,684	61,210
Legal	171,145	166,052	58,268
Listing and share registry	186,013	272,711	79,548
Occupancy	105,606	74,395	75,683
Share-based payments	1,343,500	59,975	522,665
Superannuation	55,176	42,478	42,551
Travel and entertainment	159,911	297,606	276,539
Other	127,329	118,784	217,809
Total General and Administrative Expenses	5,014,128	3,412,576	3,109,845

b) Selling and Marketing Expenses
Selling	277,478	123,660	126,261
Marketing	377,427	393,596	1,009,888
Distribution costs	209,739	169,458	135,377
Total Selling and Marketing Expenses	864,644	686,714	1,271,526